REVENUE	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
REVENUE

5 REVENUE

An analysis of the Group’s revenue from continuing operations for the reporting periods are as follows:

	Six months ended	Six months ended
	30 September 2024	30 September 2023
	USD	USD
At a point in time:
Customization income	236,189	345,158
Advisory service income	72,800	-
	308,989	345,158
Over time:
Advisory service income	-	63,512
License fee income	211,806	234,597
	211,806	298,109
	520,795	643,267

All service provided by the Group are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to the remaining performance obligations is not disclosed.

5 REVENUE

An analysis of the Group’s revenue for the reporting periods are as follows:

	Year ended	Year ended
	31 March 2024	31 March 2023
	USD	USD
At a point in time:
Customization income	695,243	1,019,064
Advisory service income	160,085	-
	855,328	1,019,064
Over time:
Advisory service income	-	248,497
License fee income	444,210	358,202
	444,210	606,699
	1,299,538	1,625,763

All service provided by the Group are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to the remaining performance obligations is not disclosed.